Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees					12 Months Ended
	Jun. 08, 2022 € / shares shares	May 25, 2022	Jun. 09, 2021 € / shares shares	Jun. 11, 2020 EquityInstruments employee € / shares shares	Dec. 31, 2022 € / shares shares	Sep. 22, 2022 shares
Capital increase reserved for Group employees
Maximum period over which the Board of Directors can increase capital reserve to members of a company or group savings plan		26 months
Maximum capital increase reserved for employees (in shares)						18,000,000
Number of shares subscribed	9,130,380		10,376,190	12,952,925	9,360,000
Subscription price | € / shares	€ 37.00		€ 30.50	€ 26.20	€ 37.00
Free shares - Number of shares granted	227,631		213,523	207,458
Shares granted | EquityInstruments				1,380
Number of beneficiaries | employee				276